Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2017
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Pensions and other post-employment benefits

28. Pensions and other post-employment benefits

	2017	2016	2015
Pension and other post-employment costs	£m	£m	£m
UK pension schemes	198	205	177
US pension schemes	113	106	96
Other overseas pension schemes	218	140	135
Unfunded post-retirement healthcare schemes	87	90	59

	616	541	467

Analysed as:
Funded defined benefit/hybrid pension schemes	335	304	291
Unfunded defined benefit pension schemes	55	43	36
Unfunded post-retirement healthcare schemes	87	90	59

Defined benefit schemes	477	437	386
Defined contribution pension schemes	139	104	81

	616	541	467

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2017	2016	2015
	£m	£m	£m
Cost of sales	162	135	127
Selling, general and administration	238	221	194
Research and development	77	81	65

	477	437	386

GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service.

Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.

Actuarial movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rate and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest Gilts. In the UK, mortality rates are determined by adjusting the SAPS S2 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2016 projections with a long-term rate of improvement of 1.25% per year for both males and females. In the US, mortality rates are calculated using the RP2014 white collar table adjusted to reflect recent experience. These rates are projected using MP-2017 to allow for future improvements in life expectancy.

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2037 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.5	29.5	26.9	28.6
Projected for 2037	29.1	31.1	28.6	30.3

The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The Group reviewed the investment strategy of the UK plans in 2011 and the asset allocation for the UK plans has been adjusted to approximately 55% return seeking assets and 45% liability matching assets. In 2013, the target asset allocation of the US plans was also updated to 55% return seeking assets and 45% liability matching assets.

The Pension Plans are exposed to risk that arises because the estimated market value of the Plans’ assets might decline, the investment returns might reduce, or the estimated value of the Plans’ liabilities might increase.

In line with the agreed mix of return seeking assets to generate future returns and liability matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the Plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are against credit risk, interest rates, long-term inflation, equities, property, and bank counterparty risk.

The Plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19R basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.

In the UK the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In the US the former Glaxo Wellcome and SmithKline Beecham defined benefit schemes were merged during 2001. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2017 % pa	2016 % pa	2015 % pa	2017 % pa	2016 % pa	2015 % pa	2017 % pa	2016 % pa	2015 % pa
Rate of increase of future earnings	2.00	2.00	2.00	4.00	4.00	4.00	2.80	2.70	2.70
Discount rate	2.50	2.70	3.80	3.60	3.90	4.20	1.60	1.60	2.20
Expected pension increases	3.20	3.20	3.10	n/a	n/a	n/a	2.20	2.10	2.00
Cash balance credit/conversion rate	n/a	n/a	n/a	2.90	3.20	3.20	0.30	0.30	0.60
Inflation rate	3.20	3.20	3.10	2.25	2.25	2.25	1.70	1.50	1.40

The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2017 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

	Pensions				Post-retirement benefits
2017	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	79	70	131	280	30
Past service cost	37	—	—	37	(2)
Net interest cost	7	31	16	54	59
Expenses	7	12	—	19	—

	130	113	147	390	87

Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	240	(14)	485	64

	Pensions				Post-retirement benefits
2016	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	70	66	110	246	31
Past service cost	52	1	1	54	3
Net interest cost	9	27	20	56	56
Gains from settlements	—	—	(28)	(28)	—
Expenses	7	12	—	19	—

	138	106	103	347	90

Remeasurement losses recorded in the statement of comprehensive income	(165)	(27)	(224)	(416)	(59)

	Pensions				Post-retirement benefits
2015	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	77	67	110	254	22
Past service cost/(credit)	25	2	(10)	17	(8)
Net interest cost	14	22	13	49	52
Losses/(gains) from settlements	—	1	(9)	(8)	(7)
Expenses	7	4	4	15	—

	123	96	108	327	59

Remeasurement gains/(losses) recorded in the statement of comprehensive income	82	(30)	147	199	62

The amounts included within past service costs include £37 million (2016 – £52 million; 2015 – £25 million) of augmentation costs of which £18 million is arising from major restructuring programmes (see Note 29, ‘Other provisions’).

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2017	2016	2015
	£m	£m	£m
Recognised in Other non-current assets:
Pension schemes in surplus	538	313	258

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(2,043)	(2,397)	(1,842)
Post-retirement benefits	(1,496)	(1,693)	(1,387)

	(3,539)	(4,090)	(3,229)

The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

		UK	US	Rest of World	Group
At 31 December 2017		£m	£m	£m	£m
Equities:	– listed	4,902	1,448	544	6,894
	– unlisted	—	—	13	13
Multi-asset funds		2,517	—	—	2,517
Property:	– unlisted	352	209	32	593
Corporate bonds:	– listed	297	820	103	1,220
	– unlisted	326	—	20	346
Government bonds:	– listed	5,127	239	762	6,128
Insurance contracts		849	—	707	1,556
Other assets		(1,216)	158	71	(987)

Fair value of assets		13,154	2,874	2,252	18,280
Present value of scheme obligations		(13,101)	(3,445)	(3,239)	(19,785)

Net surplus/(obligation)		53	(571)	(987)	(1,505)

Included in Other non-current assets		470	—	68	538
Included in Pensions and other post-employment benefits		(417)	(571)	(1,055)	(2,043)

		53	(571)	(987)	(1,505)

Actual return on plan assets		893	394	82	1,369

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio.

The index-linked gilts held as part of the UK repo programme are included in government bonds. The related loan is included within ‘Other assets’ at a value of £(773) million (2016 – £(1,698) million; 2015 – £(2,215) million).

		UK	US	Rest of World	Group
At 31 December 2016		£m	£m	£m	£m
Equities:	– listed	5,357	1,358	486	7,201
	– unlisted	—	—	14	14
Multi-asset funds		1,545	—	—	1,545
Property:	– unlisted	314	216	28	558
Corporate bonds:	– listed	292	213	96	601
	– unlisted	321	—	24	345
Government bonds:	– listed	6,165	815	739	7,719
Insurance contracts		856	—	637	1,493
Other assets		(2,267)	288	73	(1,906)

Fair value of assets		12,583	2,890	2,097	17,570
Present value of scheme obligations		(12,884)	(3,752)	(3,018)	(19,654)

Net obligation		(301)	(862)	(921)	(2,084)

Included in Other non-current assets		276	—	37	313
Included in Pensions and other post-employment benefits		(577)	(862)	(958)	(2,397)

		(301)	(862)	(921)	(2,084)

Actual return on plan assets		2,473	153	99	2,725

At 31 December 2015		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	5,187	1,235	355	6,777
	– unlisted	—	—	1	1
Multi-asset funds		481	—	—	481
Property:	– unlisted	302	175	8	485
Corporate bonds:	– listed	251	727	76	1,054
	– unlisted	232	—	2	234
Government bonds:	– listed	5,687	184	664	6,535
Insurance contracts		755	—	439	1,194
Other assets		(2,611)	180	205	(2,226)

Fair value of assets		10,284	2,501	1,750	14,535
Present value of scheme obligations		(10,601)	(3,134)	(2,384)	(16,119)

Net obligation		(317)	(633)	(634)	(1,584)

Included in Other non-current assets		232	—	26	258
Included in Pensions and other post-employment benefits		(549)	(633)	(660)	(1,842)

		(317)	(633)	(634)	(1,584)

Actual return on plan assets		(17)	(30)	23	(24)

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in fair values of assets	£m	£m	£m	£m	£m
Assets at 1 January 2015	10,551	2,531	1,529	14,611	—
Exchange adjustments	—	147	(52)	95	—
Additions through business combinations	—	—	233	233	—
Interest income	374	95	33	502	—
Expenses	(7)	(4)	(4)	(15)	—
Settlements and curtailments	—	—	(16)	(16)	—
Remeasurement	(391)	(125)	(10)	(526)	—
Employer contributions	164	132	112	408	82
Scheme participants’ contributions	4	—	14	18	14
Benefits paid	(411)	(275)	(89)	(775)	(96)

Assets at 31 December 2015	10,284	2,501	1,750	14,535	—
Exchange adjustments	—	459	305	764	—
Interest income	385	108	37	530	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(110)	(110)	—
Remeasurement	2,088	45	62	2,195	—
Employer contributions	319	31	131	481	91
Scheme participants’ contributions	4	—	14	18	17
Benefits paid	(490)	(242)	(92)	(824)	(108)

Assets at 31 December 2016	12,583	2,890	2,097	17,570	—
Exchange adjustments	—	(244)	24	(220)	—
Interest income	333	104	33	470	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(4)	(4)	—
Remeasurement	560	290	49	899	—
Employer contributions	225	103	116	444	101
Scheme participants’ contributions	4	—	17	21	17
Benefits paid	(544)	(257)	(80)	(881)	(118)

Assets at 31 December 2017	13,154	2,874	2,252	18,280	—

During 2017, the Group made special funding contributions to the UK pension schemes totalling £136 million (2016 – £191 million; 2015 – £85 million) and £78 million (2016 – £nil; 2015 – £111 million) to the US scheme. In 2016, GSK reached an agreement with the trustees of the UK pension schemes to make additional contributions to eliminate the pension deficit identified at the 31 December 2014 actuarial funding valuation. Based on the funding agreements following the 2014 valuation, the additional contributions to eliminate the pension deficit are expected to be £123 million in 2018. The contributions were based on a government bond yield curve approach to selecting the discount rate; the rate chosen included an allowance for expected investment returns which reflected the asset mix of the schemes.

Employer contributions for 2018, including special funding contributions, are estimated to be approximately £360 million in respect of defined benefit pension schemes and £90 million in respect of post-retirement benefits.

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in defined benefit obligations	£m	£m	£m	£m	£m
Obligations at 1 January 2015	(10,991)	(3,133)	(2,176)	(16,300)	(1,397)
Exchange adjustments	—	(184)	78	(106)	(64)
Additions through business combinations	—	—	(397)	(397)	(11)
Service cost	(77)	(67)	(110)	(254)	(22)
Past service cost	(25)	(2)	10	(17)	8
Interest cost	(388)	(117)	(46)	(551)	(52)
Settlements and curtailments	—	(1)	25	24	7
Remeasurement	473	95	157	725	62
Scheme participants’ contributions	(4)	—	(14)	(18)	(14)
Benefits paid	411	275	89	775	96

Obligations at 31 December 2015	(10,601)	(3,134)	(2,384)	(16,119)	(1,387)
Exchange adjustments	—	(586)	(396)	(982)	(248)
Service cost	(70)	(66)	(110)	(246)	(31)
Past service cost	(52)	(1)	(1)	(54)	(3)
Interest cost	(394)	(135)	(57)	(586)	(56)
Settlements and curtailments	—	—	138	138	—
Remeasurement	(2,253)	(72)	(286)	(2,611)	(59)
Scheme participants’ contributions	(4)	—	(14)	(18)	(17)
Benefits paid	490	242	92	824	108

Obligations at 31 December 2016	(12,884)	(3,752)	(3,018)	(19,654)	(1,693)
Exchange adjustments	—	305	(45)	260	119
Service cost	(79)	(70)	(131)	(280)	(30)
Past service cost	(37)	—	—	(37)	2
Interest cost	(340)	(135)	(49)	(524)	(59)
Settlements and curtailments	—	—	4	4	—
Remeasurement	(301)	(50)	(63)	(414)	64
Scheme participants’ contributions	(4)	—	(17)	(21)	(17)
Benefits paid	544	257	80	881	118

Obligations at 31 December 2017	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)

The defined benefit pension obligation is analysed as follows:

	2017	2016	2015
	£m	£m	£m
Funded	(19,052)	(18,974)	(15,552)
Unfunded	(733)	(680)	(567)

	(19,785)	(19,654)	(16,119)

The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.75% (2016 – 7%), grading down to 5.0% in 2025 and thereafter. At 31 December 2017, the US post-retirement healthcare scheme obligation was £1,254 million (2016 – £1,463 million; 2015 – £1,208 million). Post-retirement benefits are unfunded.

The movement in the net defined benefit liability is as follows:

	2017	2016	2015
	£m	£m	£m
At 1 January	(2,084)	(1,584)	(1,689)
Exchange adjustments	40	(218)	(11)
Additions through business combinations	—	—	(164)
Service cost	(280)	(246)	(254)
Past service cost	(37)	(54)	(17)
Interest cost	(54)	(56)	(49)
Settlements and curtailments	—	28	8
Remeasurements:
Return on plan assets, excluding amounts included in interest	899	2,195	(526)
Gain from change in demographic assumptions	209	85	120
(Loss)/gain from change in financial assumptions	(555)	(2,770)	362
Experience (losses)/gains	(68)	74	243
Employer contributions	444	481	408
Expenses/other movements	(19)	(19)	(15)

At 31 December	(1,505)	(2,084)	(1,584)

The remeasurements included within post-retirement benefits are detailed below:

	2017	2016	2015
	£m	£m	£m
Gain from change in demographic assumptions	47	—	15
(Loss)/gain from change in financial assumptions	(1)	(81)	59
Experience gains/(losses)	18	22	(12)

	64	(59)	62

The defined benefit pension obligation analysed by membership category is as follows:

	2017 £m	2016 £m	2015 £m
Active	4,611	4,576	5,510
Retired	9,805	9,574	7,969
Deferred	5,369	5,504	4,231

	19,785	19,654	17,710

The post-retirement benefit obligation analysed by membership category is as follows:

	2017 £m	2016 £m	2015 £m
Active	514	594	499
Retired	981	1,099	887
Deferred	1	—	1

	1,496	1,693	1,387

The weighted average duration of the defined benefit obligation is as follows:

	2017 years	2016 years	2015 years
Pension benefits	16	16	16

Post-retirement benefits	11	12	12

Sensitivity analysis

Effect of changes in assumptions used on the benefit obligations and on the 2018 annual defined benefit pension and post retirement costs.

£m
A 0.25% decrease in discount rate would have the following approximate effect:

Increase in annual pension cost	29
Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	800
Increase in post-retirement benefits obligation	41

A one year increase in life expectancy would have the following approximate effect:

Increase in annual pension cost	20
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	608
Increase in post-retirement benefits obligation	39

A 1% increase in the rate of future healthcare inflation would have the following approximate effect:

Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	68

A 0.25% increase in inflation would have the following approximate effect:

Increase in annual pension cost	19
Increase in pension obligation	502